Commitments (Details) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Commitments (Textuals) [Abstract]
Rental payment under operating leases	$ 22	$ 22	$ 21
Minimum lease payment, 2012	17
Minimum lease payment, 2013	10
Minimum lease payment, 2014	7
Minimum lease payment, 2015	4
Minimum lease payment, 2016	1
Total purchase obligation, 2012	4
Total purchase obligation, 2013	3
Total purchase obligation, 2014	3
Description of purchase obligation	prices to be determined based on market conditions at the time of harvest, which, although not specified, is expected to occur over the next 10 years
Total obligations	$ 4